Computation of Loss Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Disclosure [Line Items]
Loss from continuing operations, as reported in Statement of Operations									$ (13,976)	$ (44,523)	$ (47,331)
Income (loss) from discontinued operations, net of income taxes, as reported in Statement of Operations	$ (28,743)	$ (8,677)	$ (8,768)	$ (7,442)	$ (7,563)	$ (25,871)	$ (1,200)	$ (5,681)	(53,630)	(40,315)	11,370
Income (loss) attributable to Kindred									(65,861)	(123,969)	6,964
Loss on divestiture, net of income taxes	(9,061)	1,387	(2,018)	(3,006)	(5,994)	(65,016)	(10,852)	(2,025)	(12,698)	(83,887)	(4,745)
Income (loss) from discontinued operations as reported in Statement of Operations	(37,804)	(7,290)	(10,786)	(10,448)	(13,557)	(90,887)	(12,052)	(7,706)	(66,328)	(124,202)	6,625
Net loss	$ (47,684)	$ (4,362)	$ (35,811)	$ 8,020	$ (66,296)	$ (106,998)	$ 1,745	$ 3,057	$ (79,837)	$ (168,492)	$ (40,367)
Weighted average shares outstanding – basic computation	65,135	62,863	53,714	52,641	52,344	52,323	52,265	52,062	58,634	52,249	51,659
Adjusted weighted average shares outstanding – diluted computation	65,135	62,902	53,714	52,711	52,344	52,323	52,284	52,083	58,634	52,249	51,659
Loss from continuing operations, Basic	$ (0.15)	$ 0.04	$ (0.47)	$ 0.34	$ (1.01)	$ (0.31)	$ 0.25	$ 0.20	$ (0.24)	$ (0.85)	$ (0.92)
Income (loss) from operations, Basic	(0.58)	(0.11)	(0.20)	(0.19)	(0.26)	(1.73)	(0.22)	(0.14)	(0.91)	(0.77)	0.23
Loss on divestiture of operations									(0.21)	(1.61)	(0.09)
Income (loss) from discontinued operations									(1.12)	(2.38)	0.14
Net loss	(0.73)	(0.07)	(0.67)	0.15	(1.27)	(2.04)	0.03	0.06	(1.36)	(3.23)	(0.78)
Loss from continuing operations, Diluted	(0.15)	0.04	(0.47)	0.34	(1.01)	(0.31)	0.25	0.20	(0.24)	(0.85)	(0.92)
Income (loss) from operations, Diluted	(0.58)	(0.11)	(0.20)	(0.19)	(0.26)	(1.73)	(0.22)	(0.14)	(0.91)	(0.77)	0.23
Loss on divestiture of operations									(0.21)	(1.61)	(0.09)
Income (loss) from discontinued operations									(1.12)	(2.38)	0.14
Net loss	$ (0.73)	$ (0.07)	$ (0.67)	$ 0.15	$ (1.27)	$ (2.04)	$ 0.03	$ 0.06	$ (1.36)	$ (3.23)	$ (0.78)
Earnings Per Share, Basic
Earnings Per Share Disclosure [Line Items]
Loss from continuing operations, as reported in Statement of Operations									$ (13,976)	$ (44,523)	$ (47,331)
Loss from continuing operations, available to common stockholders									(13,976)	(44,523)	(47,331)
Income (loss) from discontinued operations, net of income taxes, as reported in Statement of Operations									(53,163)	(40,082)	11,709
Income (loss) attributable to Kindred									(53,163)	(40,082)	11,709
Loss on divestiture, net of income taxes									(12,698)	(83,887)	(4,745)
Loss on divestiture of operations, available to common stockholders									(12,698)	(83,887)	(4,745)
Income (loss) from discontinued operations as reported in Statement of Operations									(65,861)	(123,969)	6,964
Income (loss) from discontinued operations, available to common stockholders									(65,861)	(123,969)	6,964
Net loss									(79,837)	(168,492)	(40,367)
Net loss, available to common stockholders, Basic									$ (79,837)	$ (168,492)	$ (40,367)
Weighted average shares outstanding – basic computation									58,634	52,249	51,659
Loss from continuing operations, Basic									$ (0.24)	$ (0.85)	$ (0.92)
Income (loss) from operations, Basic									(0.91)	(0.77)	0.23
Loss on divestiture of operations									(0.21)	(1.61)	(0.09)
Income (loss) from discontinued operations									(1.12)	(2.38)	0.14
Net loss									$ (1.36)	$ (3.23)	$ (0.78)
Diluted Earnings Per Share
Earnings Per Share Disclosure [Line Items]
Loss from continuing operations, as reported in Statement of Operations									$ (13,976)	$ (44,523)	$ (47,331)
Loss from continuing operations, available to common stockholders									(13,976)	(44,523)	(47,331)
Income (loss) from discontinued operations, net of income taxes, as reported in Statement of Operations									(53,163)	(40,082)	11,709
Income (loss) attributable to Kindred									(53,163)	(40,082)	11,709
Loss on divestiture, net of income taxes									(12,698)	(83,887)	(4,745)
Loss on divestiture of operations, available to common stockholders									(12,698)	(83,887)	(4,745)
Income (loss) from discontinued operations as reported in Statement of Operations									(65,861)	(123,969)	6,964
Income (loss) from discontinued operations, available to common stockholders									(65,861)	(123,969)	6,964
Net loss									(79,837)	(168,492)	(40,367)
Net loss, available to common stockholders, Basic									$ (79,837)	$ (168,492)	$ (40,367)
Weighted average shares outstanding – basic computation									58,634	52,249	51,659
Adjusted weighted average shares outstanding – diluted computation									58,634	52,249	51,659
Loss from continuing operations, Diluted									$ (0.24)	$ (0.85)	$ (0.92)
Income (loss) from operations, Diluted									(0.91)	(0.77)	0.23
Loss on divestiture of operations									(0.21)	(1.61)	(0.09)
Income (loss) from discontinued operations									(1.12)	(2.38)	0.14
Net loss									$ (1.36)	$ (3.23)	$ (0.78)
Number of antidilutive stock options, performance-based restricted shares and tangible equity units excluded from shares used in the diluted loss per common share computation									1,276	1,038	1,813